Finite Lived and Indefinite Lived Intangible Assets (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Favorable leasehold interests-hotels, restaurants, offices [Member]	Dec. 31, 2012 Favorable leasehold interests-hotels, restaurants, offices [Member]	Dec. 31, 2013 Franchise agreements, management contracts and other [Member]	Dec. 31, 2012 Franchise agreements, management contracts and other [Member]	Dec. 31, 2013 Returns membership list [Member]	Dec. 31, 2012 Returns membership list [Member]
Intangible Assets Net Excluding Goodwill [Line Items]
Weighted average remaining life				31 years	32 years	7 years	8 years
Finite-lived assets:
Finite-lived assets, gross				$ 8,320	$ 8,320	$ 18,015	$ 17,912	$ 3,200	$ 3,200
Accumulated amortization		(19,483)	(17,953)
Total finite-lived assets		10,052	11,479
Indefinite-lived assets:
Trademarks-La Quinta		169,434	169,434
Total	$ 179,768	$ 179,486	$ 180,913